Income taxes - Income tax expense benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax expenses	$ 27	$ (140)	$ (56)
Deferred income tax benefit	(261)	(250)	(252)
Income tax (expense) benefit	(27)	140	56
Hong Kong
Income Taxes
Income tax expenses	(288)	(110)	(195)
Deferred income tax benefit	261	250	251
Income tax (expense) benefit	$ 288	$ 110	$ 195